CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
NET SALES	R$ 9,844,439	R$ 7,995,673	R$ 18,733,605	R$ 14,976,466
Cost of sales	(4,777,655)	(4,788,694)	(9,622,689)	(9,608,693)
GROSS PROFIT	5,066,784	3,206,979	9,110,916	5,367,773
OPERATING INCOME (EXPENSES)
Selling	(496,934)	(547,098)	(1,078,700)	(1,062,034)
General and administrative	(353,004)	(335,715)	(735,558)	(650,551)
Income (loss) from associates and joint ventures	80,098	(3,663)	90,364	(2,952)
Other, net	909,543	195,671	1,426,396	212,402
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	5,206,487	2,516,174	8,813,418	3,864,638
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(932,159)	(1,033,126)	(1,923,092)	(2,119,550)
Financial income	46,263	82,419	70,490	203,173
Derivative financial instruments	3,732,823	(1,776,322)	1,238,873	(10,835,114)
Monetary and exchange variations, net	6,895,657	(2,930,209)	1,689,192	(15,349,795)
NET INCOME (LOSS) BEFORE TAXES	14,949,071	(3,141,064)	9,888,881	(24,236,648)
Income and social contribution taxes
Current	(91,514)	(3,469)	(155,663)	(57,829)
Deferred	(4,820,858)	1,092,015	(2,451,778)	8,822,898
NET INCOME (LOSS) FOR THE PERIOD	10,036,699	(2,052,518)	7,281,440	(15,471,579)
Attributable to
Controlling shareholders'	10,035,111	(2,057,101)	7,277,867	(15,479,631)
Non-controlling interest	R$ 1,588	R$ 4,583	R$ 3,573	R$ 8,052
Earnings (Loss) per share
Basic	R$ 7.43770	R$ (1.52466)	R$ 5.39412	R$ (11.47301)
Diluted	R$ 7.43640	R$ (1.52466)	R$ 5.39318	R$ (11.47301)